Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Principal Accounting Policies
Schedule of movements of the allowance for doubtful accounts

The following table sets out the movements of the allowance for doubtful accounts for the years ended December 31, 2016, 2017 and 2018 (in thousands):

			Write-off of receivable
		Charged to/(Write-back	balances and
	Balance at	against) cost and	corresponding	Balance at
	January 1,	expenses	provisions	December 31,
	RMB	RMB	RMB	RMB
2016	14,185	9,952	(1)	24,136
2017	24,136	60,826	(53)	84,909
2018	84,909	50,954	(5,215)	130,648

Schedule of restricted cash balance

As of December 31, 2017 and 2018, the Group had a restricted cash balance approximately RMB5,927.1 million and RMB4,817.3 million, respectively, comprising as follows (in millions):

	December 31,	December 31,
	2017	2018
	RMB	RMB
Customer deposit of NetEase Pay accounts	1,554.8	1,364.4
Pledge deposits for short-term bank borrowings — Current	4,091.0	2,695.0
Pledge deposits for Letter of Guarantee	271.0	748.5
Others	10.3	9.4
Total	5,927.1	4,817.3

Schedule of property and equipment useful lives

Building	20 years
Decoration	5 years
Leasehold improvements	lesser of the term of the lease and the estimated useful lives of the assets
Furniture, fixtures, office and other equipment	3-10 years
Vehicles	5 years
Servers and computers	3 years
Software	3 years

Schedule of intangible assets and its estimated useful life

Land use right	over the remaining term of the land use right period
License right	over the license period
Technology	10 years